Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Revenue
Total revenue	$ 21,365	$ 66,327	$ 83,124	$ 308,647	$ 305,102	$ 201,207
Cost of Revenue
Amortization of acquired intangible assets	4,037	11,511	5,561	18,921	19,538	8,350
Total cost of revenue	16,184	38,159	30,794	114,989	121,065	73,560
Gross Profit	5,181	28,168	52,330	193,658	184,037	127,647
Operating Expenses
Research and development	10,458	15,701	14,631	53,788	61,882	42,523
Sales and marketing	8,788	12,514	12,310	46,034	53,605	34,398
General and administrative	23,123	13,717	9,764	37,355	51,799	28,001
Acquisition-related expenses	4,317	9,778	3,368	14,348	26,709	15,577
Amortization of acquired intangible assets	1,249	3,830	8,467	31,275	31,129	20,061
Total operating expenses	47,935	55,540	48,540	182,800	225,124	140,560
(Loss) income from operations	(42,754)	(27,372)	3,790	10,858	(41,087)	(12,913)
Other (expense) income
Interest and other expense, net	(1,928)	(4,903)	(19,372)	(65,469)	(67,554)	(20,846)
Change in tax receivable agreement liability		(2,499)
Loss on extinguishment of debt						(4,604)
Gain (Loss) from change in fair value of contingent consideration	33,740	(73,260)
Total other income (expenses)	54,999	(140,605)	(19,372)	(65,469)	(67,554)	(25,450)
Income (loss) before income tax benefit	12,245	(167,977)	(15,582)	(54,611)	(108,641)	(38,363)
Income tax benefit (expense)	612	(1,378)	(8,170)	6,681	7,271	8,245
Net income (loss)	12,857	(169,355)	(23,752)	(47,930)	(101,370)	(30,118)
Less: Net income attributable to noncontrolling interest	2,057	(27,097)
Net income attributable to E2open Parent Holdings, Inc.	$ 10,800	$ (142,258)			(101,370)
Net income attributable to E2open Parent Holdings, Inc. Class A common stockholders per share:
Basic	$ 0.06	$ (0.76)
Diluted	$ 0.06	$ (0.76)
Warrants
Other (expense) income
Gain (Loss) from change in fair value of warrant liability	$ 23,187	$ (59,943)
Subscription Revenue
Revenue
Total revenue	14,117	51,034	69,604	259,707	243,981	153,634
Cost of Revenue
Cost of revenue	7,823	16,508	14,138	55,602	59,113	33,537
Professional Services
Revenue
Total revenue	7,248	15,293	13,520	48,940	61,121	47,573
Cost of Revenue
Cost of revenue		$ 10,140	$ 11,095
Professional Services and Other
Cost of Revenue
Cost of revenue	$ 4,324			$ 40,466	$ 42,414	$ 31,673